PIMCO Funds

Supplement Dated November 7, 2016 to the Credit Bond Funds Prospectus dated July 29, 2016,

as supplemented from time to time (the “Prospectus”); and to the Statement of Additional

Information dated July 29, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Floating Income Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME AND RELATED INVESTMENT POLICY, INVESTMENT OBJECTIVE, SUPERVISORY AND ADMINISTRATIVE FEE,

PRINCIPAL INVESTMENT STRATEGIES AND BENCHMARK

Effective January 23, 2017, all references to the Fund’s name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Low Duration Income Fund

In addition, effective January 23, 2017, the “Investment Objective” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

In addition, effective January 23, 2017, the supervisory and administrative fee for each share class of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. These supervisory and administrative fee reductions will result in the Management Fees decreasing by 0.05% for each share class of the Fund. In addition, effective January 23, 2017, Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.05% of the average daily net assets of the Fund. Accordingly, effective January 23, 2017, in the Prospectus, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and the Expense Examples following the table. Also, effective January 23, 2017, in the Prospectus, corresponding changes are made to the “Management of the Funds—Management Fees—Management Fee,” “Management of the Funds—Management Fees—Advisory Fee” and “Management of the Funds—Management Fees—Supervisory and Administrative Fee” sections. In addition, effective January 23, 2017, corresponding changes are made to the “Management of the Trust—Supervisory and Administrative Fee Rates” section of the SAI.

In addition, effective January 23, 2017, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities (“junk bonds”) and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the

Fund’s exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 30% of its total assets in high yield securities rated below investment grade but rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except such 30% limitation shall not apply to the Fund’s investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities of foreign issuers and may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stock.

Investors should be aware that, during the Fund’s transition from the principal investment strategies in effect prior to January 23, 2017 to the currently-effective principal investment strategies described above, certain of the Fund’s holdings may represent a greater or lesser proportion of the Fund’s overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Fund may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Fund could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.

In addition, effective January 23, 2017, “Contingent Convertible Securities Risk” and “Basis Risk” are deleted from the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus.

In addition, effective January 23, 2017, the Fund’s primary broad-based securities market index is the Bloomberg Barclays U.S. Aggregate 1-3 Years Index, and the Fund will no longer compare its performance to a secondary benchmark index. In addition, effective January 23, 2017, the Fund will compare its performance to the Lipper Short Investment Grade Debt Funds Average, and the Fund will no longer compare its performance to the Lipper Multi-Sector Income Funds Average. Accordingly, effective January 23, 2017, the first, second, third and fourth paragraphs of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Class P shares (April 30, 2008), Administrative Class shares (December 30, 2005) and Class C shares (September 30, 2004), performance information shown in the table for these classes is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 23, 2017, the Fund’s primary broad-based securities market index is the Bloomberg Barclays U.S. Aggregate 1-3 Years Index. The Bloomberg Barclays U.S. Aggregate 1-3 Years Index is the 1-3 Year component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to January 23, 2017, the Fund’s primary benchmark index was the 3 Month USD LIBOR (London Interbank Offered Rate) Index. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

In addition, effective January 23, 2017, corresponding changes are made to the Average Annual Total Returns Table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus, and the following is added above the row relating to the 3 Month USD LIBOR Index:

	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	0.67%	1.04%	2.83%

In addition, effective January 23, 2017, the following is added below the row relating to the 3 Month USD LIBOR Index:

	1 Year	5 Years	10 Years
Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)	0.24%	1.37%	2.53%

In addition, effective January 23, 2017, the third sentence of the first paragraph of the “Characteristics and Risks of Securities and Investment Techniques—Percentage Investment Limitations” section in the Prospectus is deleted in its entirety and replaced with the following:

Each of the PIMCO Capital Securities and Financials, PIMCO High Yield Spectrum, PIMCO Long-Term Credit and PIMCO Senior Floating Rate Funds has adopted a non-fundamental investment policy, and the PIMCO High Yield Fund has adopted a fundamental investment policy, to invest at least 80% of its assets in investments suggested by its name.

In addition, effective January 23, 2017, the reference to the PIMCO Floating Income Fund in the first sentence of the fifth paragraph of the “Investment Objectives and Policies—Foreign Securities” section of the

SAI is deleted in its entirety, and the sixth bullet point following that paragraph is deleted in its entirety and replaced with the following:

•

Each of the PIMCO Extended Duration, PIMCO High Yield, PIMCO Long Duration Total Return, PIMCO Low Duration Income, PIMCO Moderate Duration, PIMCO StocksPLUS® Long Duration, PIMCO Total Return and PIMCO Total Return III Funds may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective January 23, 2017, non-fundamental investment policy number (9) of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section of the SAI is deleted in its entirety, and non-fundamental investment policy numbers (10) through (20) are renumbered as (9) through (19).

In addition, effective January 23, 2017, the reference to the PIMCO Floating Income Fund in the first sentence of the paragraph labeled “Currency Hedging” of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section of the SAI is deleted in its entirety, and the ninth bullet point following that paragraph is deleted in its entirety and replaced with the following:

•

Each of the PIMCO Capital Securities and Financials Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Income Fund and PIMCO Low Duration Income Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the Bond Funds Prospectus dated July 29, 2016,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Total Return Fund III (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME AND

PRINCIPAL INVESTMENT STRATEGIES

Effective January 6, 2017, all references to the Fund’s name in the Prospectus are deleted and replaced with the following:

PIMCO Total Return ESG Fund

In addition, effective January 6, 2017, the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of May 31, 2016 was 5.35 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan.

In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.

The Fund may avoid investment in the securities of issuers whose business practices with respect to the environment, social responsibility, and governance (“ESG practices”) are not to PIMCO’s satisfaction. In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO’s engagement efforts or through the company’s own initiatives. It may also exclude those issuers that are not receptive to PIMCO’s engagement efforts, as determined in PIMCO’s sole discretion.

In addition, effective January 6, 2017, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus:

Responsible Investing Risk: the risk that, because the Fund’s responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor

In addition, effective January 6, 2017, the following is added to the “Description of Principal Risks” section in the Prospectus:

Responsible Investing Risk

A Fund’s responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that the Fund may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor. In evaluating a company, PIMCO is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause PIMCO to incorrectly assess a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). A company’s ESG practices or PIMCO’s assessment of a company’s ESG practices may change over time. In addition, as a result of PIMCO’s engagement activities, a Fund may purchase securities that do not currently engage in ESG practices to PIMCO’s satisfaction, in an effort to improve an issuer’s ESG practices. Successful application of a Fund’s responsible investment strategy and PIMCO’s engagement efforts will depend on PIMCO’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or efforts will be successful.

In addition, effective January 6, 2017, the following is added to the “Characteristics and Risks of Securities and Investment Techniques” section in the Prospectus:

Responsible Investment

As the investment adviser to the PIMCO Total Return ESG Fund, PIMCO may engage proactively with issuers to encourage them to improve their business practices with respect to the environment, social responsibility, and corporate governance (“ESG practices”). In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of critical ESG issues and may also reference standards as set forth by recognized global organizations such as the United Nations. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and works collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO’s engagement efforts or through the company’s own initiatives. There can be no assurance that these engagement efforts will be successful. PIMCO may exclude from the Fund issuers that are not receptive to its engagement efforts. In addition, because the Fund invests primarily in Fixed Income Instruments, the Fund does not generally have standing to engage companies in all the ways that an investor in a company’s equity securities does.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the Short Duration Strategy Funds Prospectus dated July 29, 2016,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Low Duration Fund III (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME AND

PRINCIPAL INVESTMENT STRATEGIES

Effective January 6, 2017, all references to the Fund’s name in the Prospectus are deleted and replaced with the following:

PIMCO Low Duration ESG Fund

In addition, effective January 6, 2017, the first paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan.

In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.

The Fund may avoid investment in the securities of issuers whose business practices with respect to the environment, social responsibility, and governance (“ESG practices”) are not to PIMCO’s satisfaction. In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO’s engagement efforts or through the company’s own initiatives. It may also exclude those issuers that are not receptive to PIMCO’s engagement efforts, as determined in PIMCO’s sole discretion.

In addition, effective January 6, 2017, the following is added to the “Principal Risks” section of the Fund’s Fund Summary in the Prospectus:

Responsible Investing Risk: the risk that, because the Fund’s responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor

In addition, effective January 6, 2017, the following is added to the “Description of Principal Risks” section in the Prospectus:

Responsible Investing Risk

A Fund’s responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that the Fund may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor. In evaluating a company, PIMCO is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause PIMCO to incorrectly assess a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). A company’s ESG practices or PIMCO’s assessment of a company’s ESG practices may change over time. In addition, as a result of PIMCO’s engagement activities, a Fund may purchase securities that do not currently engage in ESG practices to PIMCO’s satisfaction, in an effort to improve an issuer’s ESG practices. Successful application of a Fund’s responsible investment strategy and PIMCO’s engagement efforts will depend on PIMCO’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or efforts will be successful.

In addition, effective January 6, 2017, the following is added to the “Characteristics and Risks of Securities and Investment Techniques” section in the Prospectus:

Responsible Investment

As the investment adviser to the PIMCO Low Duration ESG Fund, PIMCO may engage proactively with issuers to encourage them to improve their business practices with respect to the environment, social responsibility, and corporate governance (“ESG practices”). In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of critical ESG issues and may also reference standards as set forth by recognized global organizations such as the United Nations. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and works collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO’s engagement efforts or through the company’s own initiatives. There can be no assurance that these engagement efforts will be successful. PIMCO may exclude from the Fund issuers that are not receptive to its engagement efforts. In addition, because the Fund invests primarily in Fixed Income Instruments, the Fund does not generally have standing to engage companies in all the ways that an investor in a company’s equity securities does.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the Statement of Additional Information dated July 29, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Low Duration Fund III and the PIMCO Total Return Fund III

Effective January 6, 2017, all references to the PIMCO Low Duration Fund III’s name in the SAI are deleted and replaced with the following:

PIMCO Low Duration ESG Fund

In addition, effective January 6, 2017, all references to the PIMCO Total Return Fund III’s name in the SAI are deleted and replaced with the following:

PIMCO Total Return ESG Fund

In addition, effective January 6, 2017, the “Investment Objectives and Policies—Social Investment Policies” section of the SAI is renamed the “Investment Objectives and Policies—Environment, Social Responsibility and Governance Policies” section, and the first paragraph of such section is deleted and replaced with the following:

The PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities (“Socially-Restricted Issuers”). In analyzing whether an issuer meets any of the criteria described above, PIMCO may rely upon, among other things, information provided by an independent third party.

Evaluation of any particular issuer’s business practices with respect to the environment, social responsibility, and governance (“ESG practices”) will involve the exercise of subjective judgment by PIMCO. PIMCO’s assessment of a company’s ESG practices at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In determining the efficacy of an issuer’s ESG practices, PIMCO will use its own proprietary assessments of material ESG issues and may also reference standards as set forth by recognized global organizations such as entities sponsored by the United Nations. Additionally, PIMCO may engage proactively with issuers to encourage them to improve their ESG practices. PIMCO’s activities in this respect may include, but are not limited to, direct dialogue with company management, such as through in-person meetings, phone calls, electronic communications, and letters. Through these engagement activities, PIMCO seeks to identify opportunities for a company to improve its ESG practices, and will endeavor to work collaboratively with company management to establish concrete objectives and to develop a plan for meeting these objectives. The Fund may invest in securities of issuers whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of PIMCO’s engagement efforts or through the company’s own initiatives. It may also exclude those issuers that are not receptive to PIMCO’s engagement efforts, as determined in PIMCO’s sole discretion.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the Asset Allocation Funds Prospectus

dated July 29, 2016, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO All Asset Fund and

PIMCO All Asset All Authority Fund (the “Funds”)

Effective immediately, the PIMCO All Asset Fund’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Fund. The Fund’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Fund since its inception in July 2002. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Fund since November 2016.

In addition, effective immediately, the PIMCO All Asset All Authority Fund’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Fund. The Fund’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Fund since its inception in October 2003. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Fund since November 2016.

In addition, effective December 7, 2016, the fifth sentence of the third paragraph of the “Principal Investment Strategies” section of the PIMCO All Asset All Authority Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO All Asset	Robert D. Arnott	7/02*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO All Asset All Authority		10/03*

PIMCO All Asset	Christopher J. Brightman	11/16

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO All Asset All Authority		11/16

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the Real Return Strategy Funds Prospectus

dated July 29, 2016, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Real Return Fund, PIMCO Real Return Asset Fund,

PIMCO CommodityRealReturn Strategy Fund® and

PIMCO RealEstateRealReturn Strategy Fund (the “Funds”)

Effective December 7, 2016, the third paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B).

In addition, effective December 7, 2016, the first sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Asset Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B).

In addition, effective December 7, 2016, the fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO CommodityRealReturn Strategy Fund’s Fund Summary in the Prospectus, and the fourth sentence of the third paragraph of the “Principal Investment Strategies” section of the PIMCO RealEstateRealReturn Strategy Fund’s Fund Summary in the Prospectus, are deleted in their entirety and replaced with the following:

The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP6_110716

PIMCO Funds

Supplement Dated November 7, 2016 to the

Statement of Additional Information dated July 29, 2016, as supplemented (the “SAI”)

Disclosure Related to the PIMCO All Asset Fund and

PIMCO All Asset All Authority Fund (the “Funds”)

Effective immediately, the PIMCO All Asset Fund is jointly managed by Robert D. Arnott and Christopher J. Brightman. In addition, effective immediately, the PIMCO All Asset All Authority Fund is jointly managed by Robert D. Arnott and Christopher J. Brightman.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Brightman[9]
Registered Investment Companies	21	31,960.9	0	0.00
Other Pooled Investment Vehicles	16	2,551.7	0	0.00
Other Accounts	16	5,961.8	2	220.1

[9]	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Fund ($19,254.6 million) and the PIMCO All Asset All Authority Fund ($8,486.5 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective November 7, 2016, each of the PIMCO All Asset Fund and the PIMCO All Asset All Authority Fund is jointly managed by Robert D. Arnott and Christopher J. Brightman. Information pertaining to accounts managed by Mr. Brightman is as of September 30, 2016.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Brightman[8]	PIMCO All Asset	None
	PIMCO All Asset All Authority	Over $1,000,000

[8]	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Fund and the PIMCO All Asset All Authority Fund. Information for Mr. Brightman is as of September 30, 2016.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated November 7, 2016 to the

Asset Allocation Funds Prospectus, Bond Funds Prospectus and Quantitative Strategies Prospectus,

each dated July 29, 2016, each as supplemented from time to time (the “Prospectuses”);

and to the Statement of Additional Information dated July 29, 2016,

as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the

PIMCO Global Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and

PIMCO Unconstrained Bond Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the Funds pursuant to which Administrative Class shares of each Fund will be liquidated (the “Liquidations”) on or about January 13, 2017 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective December 13, 2016, the Funds will no longer sell Administrative Class shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Administrative Class shares of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any Administrative Class share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Administrative Class shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Administrative Class shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Administrative Class shareholders of each Fund may redeem their Administrative Class shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Administrative Class Fund shares for Administrative Class shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable Administrative Class shareholders, the automatic redemption of Administrative Class shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, an Administrative Class shareholder may voluntarily redeem his or her Administrative Class shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP8_110716

PIMCO Funds

Supplement dated November 7, 2016 to the

Credit Bond Funds Prospectus, Equity-Related Strategy Funds Prospectus, International Bond Funds

Prospectus and Real Return Strategy Funds Prospectus, each dated July 29, 2016, each as supplemented from time to time (the “Prospectuses”); and to the Statement of Additional Information

dated July 29, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to Class D Shares of the PIMCO Emerging Markets Corporate Bond Fund, PIMCO

Emerging Markets Full Spectrum Bond Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO

RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE

Worldwide Fundamental Advantage PLUS Fund, PIMCO RAE Worldwide Long/Short PLUS Fund,

PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Credit Fund and

PIMCO Real Return Asset Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class D shares of the Funds pursuant to which Class D shares of each Fund will be liquidated (the “Liquidations”) on or about January 13, 2017 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective December 13, 2016, the Funds will no longer sell Class D shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class D shares of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any Class D share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class D shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class D shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class D shareholders of each Fund may redeem their Class D shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Class D Fund shares for Class D shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable Class D shareholders, the automatic redemption of Class D shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class D shareholder may voluntarily redeem his or her Class D shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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